UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 11, 2011

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		45

FORM 13F Information Table Value Total:	$33,000,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2155    40826 SH       SOLE                    40826
ASML Holding N V ADR           COM              N07059111     1142    25673 SH       SOLE                    25673
Altria Group, Inc.             COM              718154107      414    15886 SH       SOLE                    15886
Amdocs                         COM              G02602103      281     9738 SH       SOLE                     9738
Anadarko Petroleum             COM              032511107     1604    19577 SH       SOLE                    19577
Apple Computing                COM              037833100     2051     5886 SH       SOLE                     5886
Axis Capital                   COM              G0692U109      394    11275 SH       SOLE                    11275
Bio Reference Lab              COM              09057G602     1096    48831 SH       SOLE                    48831
Blue Earth Refineries          COM              G11999102       55    97158 SH       SOLE                    97158
CR Bard                        COM              067383109      721     7259 SH       SOLE                     7259
Catalyst Pharmaceuticals       COM              14888U101       43    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      375    32184 SH       SOLE                    32184
China XD Plastics              COM              16948F107      653   125430 SH       SOLE                   125430
Exxon                          COM              30231G102      229     2720 SH       SOLE                     2720
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103     1181    58890 SH       SOLE                    58890
IBM                            COM              459200101      838     5137 SH       SOLE                     5137
Intel Corp.                    COM              458140100      909    45045 SH       SOLE                    45045
KHD Humboldt Wedag             COM              D4024H102      354    35041 SH       SOLE                    35041
Mattson Technology             COM              577223100      927   380012 SH       SOLE                   380012
Medco Health Solutions         COM              58405U102      579    10315 SH       SOLE                    10315
Microsoft                      COM              594918104      389    15340 SH       SOLE                    15340
Motor Car Parts                COM              620071100      644    46090 SH       SOLE                    46090
Mymetics Corp                  COM              62856A102       29   194329 SH       SOLE                   194329
NII Holdings                   COM              62913F201     1283    30789 SH       SOLE                    30789
Nanometrics                    COM              630077105      227    12555 SH       SOLE                    12555
Newmont Mining                 COM              651639106      507     9290 SH       SOLE                     9290
O2 Micro                       COM              67107W100      838   110321 SH       SOLE                   110321
PepsiCo, Inc.                  COM              713448108      421     6534 SH       SOLE                     6534
Philip Morris International    COM              718172109      333     5081 SH       SOLE                     5081
QUALCOMM                       COM              747525103     1126    20533 SH       SOLE                    20533
Rudolph Technologies           COM              781270103     1091    99720 SH       SOLE                    99720
STEC                           COM              784774101      756    37615 SH       SOLE                    37615
Sandridge Energy               COM              80007P307     1164    90965 SH       SOLE                    90965
Scientific Games               COM              80874P109      258    29569 SH       SOLE                    29569
Sigma Design                   COM              826565103      677    52295 SH       SOLE                    52295
Stifel Financial Corp.         COM              860630102      442     6160 SH       SOLE                     6160
Systemax                       COM              871851101      478    35350 SH       SOLE                    35350
Tennant Company                COM              880345103      308     7325 SH       SOLE                     7325
Terra Nova Royalty Corp        COM              88102D103     2599   301891 SH       SOLE                   301891
Valeant Pharmaceuticals        COM              91911K102      884    17738 SH       SOLE                    17738
Veeco Instr                    COM              922417100      774    15220 SH       SOLE                    15220
Walgreens                      COM              931422109      365     9100 SH       SOLE                     9100
Yum Brands, Inc                COM              988498101      361     7023 SH       SOLE                     7023
Zoltek                         COM              98975W104     1044    77710 SH       SOLE                    77710